INCOME TAXES - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Foreign Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net tax benefit due to remeasurement of US net deferred tax liability at lower tax corporate tax rate	$ 9.6